Cover	Nov. 09, 2026
Entity Information [Line Items]
Document Type	8-K
Entity Central Index Key	0001567094
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	CNH INDUSTRIAL N.V.
Entity Incorporation, State or Country Code	P7
Entity File Number	001-36085
Entity Tax Identification Number	98-1125413
Entity Address, Address Line One	Cranes Farm Road
Entity Address, City or Town	Basildon, Essex
Entity Address, Postal Zip Code	SS14 3AD
Entity Address, Country	GB
City Area Code	2079
Local Phone Number	251964
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Shares, par value €0.01
Trading Symbol	CNH
Security Exchange Name	NYSE
3.850% Notes due 2027
Entity Information [Line Items]
Title of 12(b) Security	3.850% Notes due 2027
Trading Symbol	CNH27
Security Exchange Name	NYSE